FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of Fair value measurements

Convertible Notes Continuity	Total
Balance, January 1, 2025	$21,412
Accrued interest	909
Gain on the change in fair value of Convertible Notes	508
Change in fair value attributable to changes in credit risk	(57)
Foreign currency translation adjustment	1,137
Balance, June 30, 2025	$23,909

Spring Valley Acquisition III
FAIR VALUE MEASUREMENTS
Schedule of assumptions used for calculation of convertible note

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

Schedule of assets that are measured at fair value on a recurring basis

Description	Level	June 30, 2026
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$236,690,350
Liability:
Subscription agreement liability	3	$21,975,641

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646

Schedule of subscription agreement liability

June 30,
2026
Estimated fair value of the post-Business Combination common shares	$9.69
Term (years)	5.0
Risk-free rate	4.11%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%

March 31,
2026
Estimated fair value of the post-Business Combination common shares	$8.57
Term (years)	5.3
Risk-free rate	3.88%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%

Initial
Recognition
Estimated fair value of the post-Business Combination common shares	$7.52
Term (years)	5.7
Risk-free rate	3.83%
Expected volatility	80.0%
Expected yield	50.0%
Implied market value adjustment	46.1%

Schedule of Fair value measurements

Subscription agreement liability, December 31, 2025	$—
Initial recognition	—
Change in fair value	$13,854,870
Subscription agreement liability, March 31, 2026	$13,854,870
Change in fair value	$8,120,771
Subscription agreement liability, June 30, 2026	$21,975,641